Trading Activities - Offsetting of Derivative Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	$ 3,272,429	$ 5,000,081
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,897,018)	(3,556,814)
Amounts Presented in the Statements of Financial Condition, Assets	1,375,411	1,443,267
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	1,375,411	1,443,267
Gross Amounts Recognized, Liabilities	(1,944,889)	(3,556,814)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,897,018	3,556,814
Amounts Presented in the Statements of Financial Condition, Liabilities	(47,871)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	(47,871)
Net fair value	1,327,540	1,443,267
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,716,860	3,148,218
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,422,426)	(3,148,218)
Amounts Presented in the Statements of Financial Condition, Assets	294,434
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	294,434
Gross Amounts Recognized, Liabilities	(1,486,976)	(3,537,796)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,422,426	3,148,218
Amounts Presented in the Statements of Financial Condition, Liabilities	(64,550)	(389,578)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	(64,550)	(389,578)
Net fair value	229,884	389,578
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	2,203,401	3,831,162
Gross Amounts Offset in the Statements of Financial Condition, Assets	(827,990)	(2,431,726)
Amounts Presented in the Statements of Financial Condition, Assets	1,375,411	1,399,436
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	1,375,411	1,399,436
Gross Amounts Recognized, Liabilities	(827,990)	(2,431,726)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	827,990	2,431,726
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Futures Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,051,049	1,246,261
Gross Amounts Offset in the Statements of Financial Condition, Assets	(756,615)	(1,246,261)
Amounts Presented in the Statements of Financial Condition, Assets	294,434
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets	294,434
Gross Amounts Recognized, Liabilities	(756,615)	(1,548,907)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	756,615	1,246,261
Amounts Presented in the Statements of Financial Condition, Liabilities		(302,646)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities		(302,646)
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	1,069,028	1,168,919
Gross Amounts Offset in the Statements of Financial Condition, Assets	(1,069,028)	(1,125,088)
Amounts Presented in the Statements of Financial Condition, Assets		43,831
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Net Amount, Assets		43,831
Gross Amounts Recognized, Liabilities	(1,116,899)	(1,125,088)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	1,069,028	1,125,088
Amounts Presented in the Statements of Financial Condition, Liabilities	(47,871)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	(47,871)
Forward Contracts [Member] | Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Derivative [Line Items]
Gross Amounts Recognized, Assets	665,811	1,901,957
Gross Amounts Offset in the Statements of Financial Condition, Assets	(665,811)	(1,901,957)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Assets	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Assets	0	0
Gross Amounts Recognized, Liabilities	(730,361)	(1,988,889)
Gross Amounts Offset in the Statements of Financial Condition, Liabilities	665,811	1,901,957
Amounts Presented in the Statements of Financial Condition, Liabilities	(64,550)	(86,932)
Gross Amounts Not Offset in the Statements of Financial Condition, Financial Instruments, Liabilities	0	0
Gross Amounts Not Offset in the Statements of Financial Condition, Cash Collateral Received/ Pledged, Liabilities	0	0
Net Amount, Liabilities	$ (64,550)	$ (86,932)